Leases - Schedule of Right-of-use Assets and Lease Liabilities for Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use asset	$ 770	$ 478
Current operating lease liabilities	536	208
Noncurrent operating lease liabilities	549	466
Total lease liabilities	$ 1,085	$ 674